leases (Tables)	6 Months Ended
Jun. 30, 2024
leases
Schedule of income from subleasing right-of-use lease assets and lease payments

	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in Operating revenues – service	$5	$5	$9	$9
Other sublet revenue included in Other income (Note 7)	$2	$2	$3	$3
Lease payments [1]	$193	$159	$413	$319

1	In the Consolidated statements of cash flows the principal component of lease payments is included in Cash provided (used) by financing activities (see Note 31(b)) and the interest component of lease payments is included in Interest paid.